INCOME TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAXES
9. INCOME TAXES
The sources of income before income taxes
we
re as follows:

Years Ended December 31,	2024	2023	2022
U.S.	$725,603	$710,327	$758,734
Foreign	77,041	79,563	70,679

	$802,644	$789,890	$829,413

The components of income tax expense from our wholly owned operations and investments and our controlling interest in the Carrier joint ventures were as follows:

Years Ended December 31,	2024	2023	2022
Current:
U.S. Federal	$115,991	$119,133	$71,475
State	30,331	29,749	27,202
Foreign	20,353	14,048	13,574

	166,675	162,930	112,251

Deferred:
U.S. Federal	1,392	(5,581)	10,766
State	377	(1,301)	3,695
Foreign	(1,540)	(297)	(995)

	229	(7,179)	13,466

Income tax expense	$166,904	$155,751	$125,717

We calculate our income tax expense and our effective tax rate for
100
% of income attributable to our wholly owned operations and for our controlling interest of income attributable to our joint ventures with Carrier, which are primarily taxed as partnerships for income tax purposes.
Following is a reconciliation of the effective income tax rate:

Years Ended December 31,	2024	2023	2022
U.S. federal statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit and other	3.6	3.5	4.6
Excess tax benefits from share-based compensation	(1.8)	(1.8)	(8.6)
Tax effects on foreign income	1.0	0.2	0.3
FDII	(0.1)	(0.1)	(0.1)
Change in valuation allowance	0.2	0.3	0.4
Tax credits and other	(0.4)	(0.8)	(0.4)

Effective income tax rate attributable to Watsco, Inc.	23.5	22.3	17.2
Taxes attributable to non-controlling interest	(2.7)	(2.6)	(2.0)

Effective income tax rate	20.8%	19.7%	15.2%

The following is a summary of the significant components of our net deferred tax liabilities:

December 31,	2024	2023
Deferred tax assets:
Share-based compensation	$34,215	$30,847
Capitalized inventory costs and adjustments	4,891	5,387
Allowance for doubtful accounts	2,636	4,096
Self-insurance reserves	1,164	1,701
Capitalized research and development costs	10,026	6,712
Other	6,562	7,678
Net operating loss carryforwards	4,804	4,584

	64,298	61,005
Valuation allowance	(11,554)	(10,468)

Total deferred tax assets	52,744	50,537

Deferred tax liabilities:
Deductible goodwill	(106,221)	(104,026)
Depreciation	(21,798)	(24,973)
Unremitted earnings of domestic affiliates	(6,563)	(5,008)
Other	(4,466)	(4,390)

Total deferred tax liabilities	(139,048)	(138,397)

Net deferred tax liabilities (1)	$(86,304)	$(87,860)

(1)	Net deferred tax liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.
Provisions of the Tax Cuts and Jobs Act of 2017 (the “TCJA”), such as the one-time
repatriation transition tax and the global intangible
low-taxed
income (“GILTI”) for years beginning in 2018, effectively taxed the undistributed earnings previously deferred from U.S. federal and certain state income taxes and eliminated any additional U.S. taxation resulting from repatriation of earnings on
non-U.S.
subsidiaries. GILTI is a tax on foreign income in excess of a deemed return on tangible assets of foreign corporations. We have elected to provide for the tax expense related to GILTI in the year the tax was incurred as a period expense. As of December 31, 2024, we have accumulated undistributed earnings generated by our foreign subsidiaries of approximately $168,000.
Any additional taxes due with respect to such previously taxed earnings, if repatriated, would generally be limited to certain state income taxes and foreign withholding. Deferred taxes have been recorded for state taxes and foreign withholding taxes on certain earnings of our foreign consolidated subsidiaries expected to be repatriated. We do not intend to distribute the remaining previously taxed foreign earnings and therefore have not recorded deferred taxes for certain state income taxes and foreign withholding on such earnings. The amount of certain state income taxes and foreign withholding that might be payable on the remaining amounts at December 31, 2024 is not practicable to estimate.
On March 11, 2021, the America Rescue Plan Act of 2021 (the “ARPA”) was enacted. The ARPA expanded IRC Section 162(m) to include five additional most highly compensated individuals. The expansion of Section 162(m) coverage is effective for tax years beginning after December 31, 2026. Unlike the employees subject to Section 162(m) by virtue of being the Chief Executive Officer (“CEO”), Chief Financial Officer, or three most highly compensated named executive officers, an employee who is identified as one of the “additional” five employees is not considered to be a covered employee indefinitely. The five additional employees will be subject to the annual $1,000 cap on compensation and will be determined annually.
On August 16, 2022, the Inflation Reduction Act (the “IRA”) was enacted, which introduces a new 15% corporate minimum tax based on adjusted financial statement income and a 1% excise tax on stock repurchases, effective January 1, 2023, and provisions intended to mitigate climate change, including tax credit incentives for investments that reduce greenhouse gas emissions. This legislation did not have a material impact on our consolidated financial statements.

The Organization for Economic Cooperation and Development has a framework to implement a global minimum corporate tax rate of 15% for companies with global revenues and profits above certain thresholds (“Pillar Two”), with certain aspects of Pillar Two effective January 1, 2024 and other aspects effective January 1, 2025. On January 20, 2025, President Trump signed an executive order effectively cancelling the United States’ commitments to the global minimum tax rules, stating that those commitments cannot have any effect in the U.S. without an act of approval of the U.S. Congress. Since we do not have significant operations in jurisdictions with tax rates below the 15% minimum, Pillar Two did not impact our global tax costs in 2024 and it is not expected to be material in future periods. We will monitor evolving tax legislation related to global minimum tax rules in the jurisdictions in which we operate for impacts on our tax provision and effective tax rate.
Valuation allowances are provided to reduce the related deferred income tax assets to an amount which will, more likely than not, be realized. The valuation allowance was $11,554 and $10,468 at December 31, 2024 and 2023, respectively. The increase was primarily attributable to the impact on U.S
.
deferred tax assets from share-based compensation deduction limitations related to the expansion of IRC Section 162(m).
At December 31, 2024, there were state net operating loss carryforwards of $22,692, some of which expire in 2026, with the majority having an indefinite carryforward period. At December 31, 2024, there were foreign net operating loss carryforwards of $17,953, which expire in varying amounts from 2036 through 2044. These amounts are available to offset future taxable income. There were no federal net operating loss carryforwards at December 31, 2024.
We are subject to U.S. federal income tax, income tax of multiple state jurisdictions and foreign income tax. We are subject to tax audits in the various jurisdictions until the respective statutes of limitations expire. We are no longer subject to U.S. federal tax examinations for tax years prior to 2021. For the majority of states and foreign jurisdictions, we are no longer subject to tax examinations for tax years prior to 2020.
At December 31, 2024 and 2023, the total amount of gross unrecognized tax benefits (excluding the federal benefit received from state positions) was $7,783 and $7,874, respectively. Of these totals, $6,263 and $6,559, respectively, (net of the federal benefit received from state positions) represent the amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate. Our policy is to recognize penalties within selling, general and administrative expenses and interest related to income tax matters in income tax expense in the consolidated statements of income. At December 31, 2024 and 2023, the cumulative amount of estimated accrued interest and penalties resulting from such unrecognized tax benefits was $
1,196 and $1,471, respectively, and is included in deferred income taxes and other current liabilities in the accompanying consolidated balance sheets.
The changes in gross unrecognized tax benefits were as follows:

Balance at December 31, 2021	$6,727
Additions based on tax positions related to the current year	1,867
Reductions due to lapse of applicable statute of limitations	(842)

Balance at December 31, 2022	7,752
Additions based on tax positions related to the current year	1,215
Reductions due to lapse of applicable statute of limitations	(1,093)

Balance at December 31, 2023	7,874
Additions based on tax positions related to the current year	1,439
Reductions due to lapse of applicable statute of limitations	(1,530)

Balance at December 31, 2024	$7,783